Unaudited Quarterly Financial Data (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Amount of Gain (Loss) Recognized in Income	$ 900	$ (1,300)	$ (1,200)	$ 1,200	$ 900	$ (200)	$ 300	$ 400
Valuation allowance included in loss from continuing operations	(900)	(3,300)	$ (4,100)	$ 1,000	(2,600)	(3,400)	17,000	$ 4,400	$ (7,178)	$ 15,878	$ 19,559
Facility closure costs included in loss from continuing operations	$ 200	$ 100			$ 100	$ (200)			$ 500	$ 100	$ 1,100
Prepayment premium							39,500
Write off of unamortized debt discount on term loan							6,800
Write off of unamortized deferred loan cost							$ 2,100